Fair Value Measurements - Summary of Fair Value of Convertible Preferred Stock Warrant Liability Estimated Using Black-Scholes Option Pricing Model (Detail) - Convertible Preferred Stock Warrant Liability
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Measurement Input, Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value estimates	$ 8.27	$ 7.67
Measurement Input, Expected Term
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected term (in years)	2 years 3 months 21 days	3 years 3 months 21 days
Measurement Input, Risk Free Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement input	0.025	0.020
Measurement Input, Price Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement input	0.553	0.615